MINERAL RIGHTS	9 Months Ended
Sep. 30, 2025
Extractive Industries [Abstract]
MINERAL RIGHTS

NOTE 5 – MINERAL RIGHTS

Excelsior Springs

During the year ended December 31, 2021, the Company acquired 100% of Nubian USA from Carlton Precious Inc. (formerly Nubian Resources Ltd.) (the “Seller”). Nubian USA holds full ownership of the mining claims comprising the Excelsior Springs Prospect (the “Property”) located in Esmerelda County, Nevada.

The Seller retained a 1% Net Smelter Returns Royalty on the claims it sold to the Company. One-half (0.5%) of the NSR Royalty may be purchased by the Company for CAD $500,000 payable to the Seller. An additional one-half (0.5%) of the NSR Royalty may be purchased by the Company at fair market value.

On June 9, 2022, the Company entered into an agreement to purchase an undivided 100% interest in the Fortunatus and Prout patented lode mining claims in Esmeralda County, Nevada as part of the Excelsior Springs Project for consideration of $185,000. The Agreement was completed in July 2022.

On June 1, 2024, the Company entered into an Asset Purchase Agreement with Silver Reserve Corp. to acquire an 100% interest in 11 unpatented Bureau of Land Management (BLM) claims covering approximately 220 acres known as the Blue Dick Mine and related mineral claims, together with certain technical data relating to the mining claims. Total consideration paid was $45,000 and a 3% NSR.

On May 28, 2025, the Company entered into an option agreement with Mammoth granting Mammoth the exclusive right (Option) to be able to earn an 80% undivided interest in the Excelsior Springs project. In consideration of the Option, Mammoth has paid Athena $128,115 (AUD$200,000) in cash and issued 32,000,000 ordinary shares in the capital of Mammoth with a fair market value of $2,059,520. This resulted in reduction in the carrying amount of mineral rights of $2,187,635. Mammoth is also required to incur not less than USD$5,000,000 in exploration expenditures over a five-year term, commencing from the Exercise Date. If Mammoth successfully earns its 80% interest, the parties will form a joint venture partnership that provides Athena Gold with a 20% free-carried interest until a Definitive Feasibility Study is published.

Oneman Lake and Laird Lake Projects

Effective October 1, 2024, Athena entered into a definitive agreement to acquire two early exploration stage projects located in Ontario Canada under the following terms:

Pursuant to the Definitive Agreement, Athena Gold acquired up to a 100% interest in two mining properties, consisting of 218 mining claims covering approximately 4,736 hectares (the “Properties”). The Properties are comprised of two projects: one known as the Oneman Lake Project located near Kenora, Ontario and the other known as the Laird Lake Project in Red Lake, Ontario. Pursuant to an option agreement dated August 19, 2024, with Bounty Gold Corp. (“Bounty Gold”), The Properties were acquired from Libra Lithium Corp. which earned 100% ownership of the Oneman Lake Project and had the exclusive option to acquire the Laird Lake Project (the “Option”) subject to certain terms and conditions. Bounty Gold has consented to the transfer of the Properties from Libra Lithium Corp. to Athena Gold.

All parties to this transaction are arm’s length.

As consideration of the Properties, Athena Gold issued 43,865,217 common shares in the capital of Athena Gold’s wholly owned subsidiary, Nova Athena Gold Corp. to Libra, at a value of $Nil. The value of the transaction was determined by reference to the fair value of Nova’s common shares; these shares do not trade publicly and therefore were determined based on Level 3 inputs.

Athena Gold has assumed all obligations of the Option to Bounty Gold to acquire the Laird Lake Project in consideration of the following cash payments and share issuances over the course of five years (which may be accelerated at Athena Gold’s option):

a.	payment of CAD $50,000 in cash on or before August 19, 2025, of which up to 50% of such payment may be made in the form of common shares in the capital of Athena Gold;
b.	payment of CAD $50,000 in cash on or before the August 19. 2026, of which up to 50% of such payment may be made in the form of common shares in the capital of Athena Gold;
c.	payment of CAD $50,000 in cash on or before August 19, 2027, of which up to 50% of such payment may be made in the form of common shares in the capital of Athena Gold;
d.	payment of CAD $50,000 in cash on or before August 19, 2028, of which up to 50% of such payment may be made in the form of common shares in the capital of Athena Gold; and
e.	payment of CAD $1,000,000 in cash on or before August 19, 2029, or alternatively

i.	payment of 75% in cash and the issuance of common shares in the capital of Athena Gold equal to 25% of the payment, for a total payment of CAD $1,250,000;
ii.	payment of 50% in cash and the issuance of common shares in the capital of Athena Gold equal to 50% of the payment, for a total payment of CAD $1,500,000; or
iii.	payment of 25% in cash and the issuance of common shares in the capital of Athena Gold equal to 75% of the payment, for a total payment of CAD $1,750,000.

In the event that Athena Gold pays any of the payments to Bounty Gold in the form of both cash and common shares, the price per share will be determined with the number of shares being based on a per share deemed issue price equal to the 30-day VWAP of the shares for the period of any 20 consecutive trading days on the Canadian Securities Exchange ending on the date that is three business days prior to the date of issuance of the additional common shares.

Upon completion of the above obligations by Athena Gold, Bounty Gold will retain a 2% NSR on the Properties, of which 1% may be purchased by Athena Gold for CAD $1,000,000 at any time.

On August 19, 2025 the Company made a cash payment of $18,100 (CAD $25,000) and issued 500,000 common shares (Note 7(b)) with a fair value of $18,135 (CAD$25,000) in consideration of the first option payment.

Mineral properties
Cost
As of December 31, 2023	$6,196,114
Disposals	0
Additions	45,000
As of December 31, 2024	6,241,114
Disposals	(2,187,635)
Additions	36,235
As of September 30, 2025	$4,089,714